Financial and other non-current assets - Minimum finance lease payments (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total future payments	$ 81	$ 120
Unearned interest income	(4)	(6)
Present value	77	114
Provision	(14)	(46)
Net book value	63	68
Not later than one year
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total future payments	32	33
Unearned interest income	(2)	(3)
Present value	30	30
Provision	(2)	(1)
Net book value	28	29
Between one and five years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total future payments	47	55
Unearned interest income	(2)	(3)
Present value	45	52
Provision	(12)	(18)
Net book value	33	34
Later than five years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total future payments	2	32
Unearned interest income	0	0
Present value	2	32
Provision	0	(27)
Net book value	$ 2	$ 5